Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (94.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.9%)
Cardlytics, Inc. *	31,754	1,064
CarGurus, Inc. *	90,040	2,787
ORBCOMM, Inc. *	286,130	1,362

Total		5,213

Consumer Discretionary (14.4%)
American Outdoor Brands Corp. *	284,093	1,662
Caleres, Inc.	239,186	5,599
Carter’s, Inc.	55,025	5,019
Cooper Tire & Rubber Co.	72,951	1,905
Core-Mark Holding Co., Inc.	62,329	2,002
Dunkin’ Brands Group, Inc.	47,200	3,746
Five Below, Inc. *	23,534	2,968
Floor & Decor Holdings, Inc. *	97,816	5,003
Foot Locker, Inc.	86,489	3,733
Marriott Vacations Worldwide Corp.	50,532	5,236
Nordstrom, Inc.	82,214	2,768
Oxford Industries, Inc.	71,839	5,151
Steven Madden, Ltd.	208,340	7,456
Thor Industries, Inc.	67,042	3,797
TopBuild Corp. *	79,070	7,625
Urban Outfitters, Inc. *	101,713	2,857
Visteon Corp. *	45,153	3,727
Wingstop, Inc.	61,240	5,345
Wolverine World Wide, Inc.	235,527	6,656
YETI Holdings, Inc. *	149,536	4,187

Total		86,442

Consumer Staples (3.7%)
B&G Foods, Inc.	73,984	1,399
Casey’s General Stores, Inc.	14,473	2,333
Freshpet, Inc. *	79,102	3,937
Hostess Brands, Inc. *	326,228	4,562
Performance Food Group Co. *	155,403	7,150
Post Holdings, Inc. *	27,260	2,885

Total		22,266

Energy (0.9%)
Kosmos Energy, Ltd.	367,303	2,292
PDC Energy, Inc. *	64,265	1,783
ProPetro Holding Corp. *	160,700	1,461

Total		5,536

Financials (7.7%)
Blucora, Inc. *	119,887	2,594
Evercore, Inc. - Class A	54,371	4,355
First Busey Corp.	104,637	2,645

Common Stocks (94.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
First Hawaiian, Inc.	125,849	3,360
IBERIABANK Corp.	57,358	4,333
James River Group Holdings, Ltd.	119,989	6,148
MGIC Investment Corp.	408,023	5,133
OneMain Holdings, Inc.	83,785	3,073
Seacoast Banking Corp. of Florida *	109,390	2,769
SLM Corp.	471,110	4,158
Sterling Bancorp	215,806	4,329
Triumph Bancorp, Inc. *	100,234	3,197

Total		46,094

Health Care (24.6%)
Abeona Therapeutics, Inc. *	106,156	240
Acadia Pharmaceuticals, Inc. *	58,299	2,098
Aerie Pharmaceuticals, Inc. *	67,607	1,299
Agios Pharmaceuticals, Inc. *	27,997	907
Aimmune Therapeutics, Inc. *	82,236	1,722
Amicus Therapeutics, Inc. *	301,009	2,414
Apellis Pharmaceuticals, Inc. *	135,551	3,265
Arena Pharmaceuticals, Inc. *	92,202	4,220
Assembly Biosciences, Inc. *	48,150	473
AtriCure, Inc. *	125,132	3,121
Audentes Therapeutics, Inc. *	70,688	1,986
Biohaven Pharmaceutical Holding Co., Ltd. *	56,041	2,338
Blueprint Medicines Corp. *	66,420	4,880
Cardiovascular Systems, Inc. *	99,075	4,708
Catalent, Inc. *	55,956	2,667
Cymabay Therapeutics, Inc. *	217,907	1,116
CytomX Therapeutics, Inc. *	114,504	845
Flexion Therapeutics, Inc. *	74,270	1,018
G1 Therapeutics, Inc. *	60,936	1,388
Global Blood Therapeutics, Inc. *	53,726	2,607
Globus Medical, Inc. - Class A *	122,262	6,250

Common Stocks (94.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Haemonetics Corp. *	52,679	6,645
Heron Therapeutics, Inc. *	151,408	2,801
HMS Holdings Corp. *	178,198	6,142
ICU Medical, Inc. *	13,772	2,198
Insmed, Inc. *	70,167	1,238
Insulet Corp. *	35,554	5,864
Integer Holdings Corp. *	58,325	4,407
Integra LifeSciences Holdings Corp. *	81,722	4,909
Intersect ENT, Inc. *	89,466	1,522
Iovance Biotherapeutics, Inc. *	51,050	929
iRhythm Technologies, Inc. *	19,941	1,478
Karyopharm Therapeutics, Inc. *	59,046	568
LHC Group, Inc. *	39,988	4,541
Ligand Pharmaceuticals, Inc. - Class B *	20,922	2,083
Madrigal Pharmaceuticals, Inc. *	14,893	1,284
Mirati Therapeutics, Inc. *	14,503	1,130
MyoKardia, Inc. *	75,832	3,955
Nanostring Technologies, Inc. *	92,851	2,005
Omnicell, Inc. *	93,172	6,733
OraSure Technologies, Inc. *	176,813	1,321
Portola Pharmaceuticals, Inc. *	85,189	2,285
The Providence Service Corp. *	36,850	2,191
R1 RCM, Inc. *	363,413	3,245
Reata Pharmaceuticals, Inc. *	34,961	2,807
REGENXBIO, Inc. *	45,353	1,615
Repligen Corp. *	25,044	1,921
Revance Therapeutics, Inc. *	124,428	1,617
Rigel Pharmaceuticals, Inc. *	469,492	878
Spark Therapeutics, Inc. *	17,006	1,649
Syneos Health, Inc. *	68,827	3,662
Tandem Diabetes Care, Inc. *	56,101	3,309
Teladoc, Inc. *	58,684	3,974

Small Cap Growth Stock Portfolio

Common Stocks (94.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Ultragenyx Pharmaceutical, Inc. *	68,447	2,928
US Physical Therapy, Inc.	22,416	2,926
Y-mAbs Therapeutics, Inc. *	50,126	1,306

Total		147,628

Industrials (18.5%)
Aerojet Rocketdyne Holdings, Inc. *	121,405	6,132
Altra Industrial Motion Corp.	125,252	3,469
American Woodmark Corp. *	33,576	2,985
Applied Industrial Technologies, Inc.	91,949	5,223
Armstrong World Industries, Inc.	33,671	3,256
ASGN, Inc. *	103,676	6,517
Axon Enterprise, Inc. *	61,637	3,500
AZZ, Inc.	62,408	2,719
Clean Harbors, Inc. *	63,498	4,902
Curtiss-Wright Corp.	34,277	4,434
EnerSys	63,239	4,170
Exponent, Inc.	94,517	6,607
Generac Holdings, Inc. *	77,092	6,039
Genesee & Wyoming, Inc. - Class A *	30,416	3,361
Huron Consulting Group, Inc. *	41,758	2,561
Insperity, Inc.	50,897	5,019
ITT, Inc.	93,187	5,702
JELD-WEN Holding, Inc. *	119,730	2,310
John Bean Technologies Corp.	65,812	6,544
Marten Transport, Ltd.	115,472	2,400
Mercury Systems, Inc. *	48,593	3,944
MSA Safety, Inc.	43,240	4,718
Patrick Industries, Inc. *	82,812	3,551
Rexnord Corp. *	146,833	3,972
SPX Corp. *	89,217	3,570
SPX Flow, Inc. *	76,114	3,003

Total		110,608

Information Technology (17.4%)
8x8, Inc. *	122,055	2,529
Blackbaud, Inc.	74,544	6,734
CACI International, Inc. - Class A *	24,560	5,680
Cirrus Logic, Inc. *	61,573	3,299
Cohu, Inc.	184,430	2,491
CTS Corp.	116,745	3,778
Entegris, Inc.	140,100	6,593
Everbridge, Inc. *	58,746	3,625
Five9, Inc. *	125,396	6,739

Common Stocks (94.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
ForeScout Technologies, Inc. *	122,876	4,659
FormFactor, Inc. *	237,342	4,425
HubSpot, Inc. *	14,747	2,236
Instructure, Inc. *	57,278	2,219
Itron, Inc. *	80,572	5,959
LiveRamp Holdings, Inc. *	56,087	2,410
Lumentum Holdings, Inc. *	79,610	4,264
Paylocity Holding Corp. *	46,902	4,577
Pegasystems, Inc.	62,187	4,232
PROS Holdings, Inc. *	57,893	3,450
Q2 Holdings, Inc. *	42,256	3,333
Rapid7, Inc. *	66,270	3,008
Rogers Corp. *	24,870	3,400
SailPoint Technologies Holdings, Inc. *	150,024	2,804
Science Applications International Corp.	93,973	8,209
SVMK, Inc. *	191,314	3,271

Total		103,924

Materials (3.5%)
Boise Cascade Co.	104,908	3,419
Graphic Packaging Holding Co.	288,170	4,250
Ingevity Corp. *	54,230	4,601
Livent Corp. *	299,838	2,006
Louisiana-Pacific Corp.	107,595	2,645
PolyOne Corp.	121,786	3,976

Total		20,897

Real Estate (3.1%)
Columbia Property Trust, Inc.	138,303	2,925
CoreSite Realty Corp.	28,447	3,466
Corporate Office Properties Trust	105,402	3,139
Independence Realty Trust, Inc.	68,600	982
Pebblebrook Hotel Trust	111,196	3,093
PS Business Parks, Inc.	28,688	5,220

Total		18,825

Total Common Stocks (Cost: $490,506)		567,433

Investment Companies (3.8%)
Investment Companies (3.8%)
iShares Russell 2000 Growth Index Fund	119,282	22,989

Total		22,989

Total Investment Companies (Cost: $21,246)		22,989

Short-Term Investments (0.7%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	3,932,297	3,932

Total		3,932

Total Short-Term Investments (Cost: $3,932)		3,932

Total Investments (99.2%) (Cost: $515,684)@		594,354

Other Assets, Less Liabilities (0.8%)		4,714

Net Assets (100.0%)		599,068

Small Cap Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $515,684 and the net unrealized appreciation of investments based on that cost was $78,670 which is comprised of $122,293 aggregate gross unrealized appreciation and $43,623 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$567,433	$—	$—
Investment Companies	22,989	—	—
Short-Term Investments	3,932	—	—

Total Assets:	$594,354	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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